Short-term Investments (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Yellow Cake [Member]
Statement Line Items [Line Items]
Fair value of investment	$ 44,912		$ 30,045
Fair value gain loss recognized on short term investments	16,242		3,543
Deferred tax liabilities	2,192		478
Queens Road Capital Investment Ltd [Member]
Statement Line Items [Line Items]
Fair value of investment	$ 6,875		$ 0
United States of America, Dollars | Yellow Cake [Member]
Statement Line Items [Line Items]
Option to acquire inventory		$ 2,500		$ 10,000
Maximum aggregate amount of options to aquire inventory		$ 31,250